Unaudited Interim Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Cash flows from Operating Activities:
Net income:	$ 21,247	$ 22,728
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	6,852	6,733
Amortization of deferred financing fees	236	268
Deferred revenue	1,378	(2,873)
Changes in operating assets and liabilities:
Trade receivables	(65)	(56)
Prepayments and other assets	(71)	(242)
Inventories	(227)	0
Due from/to related party	1,478	(2,328)
Trade payables	3	(1,998)
Accrued liabilities	(107)	(435)
Unearned revenue	2,434	(4,069)
Net cash provided by Operating Activities	33,158	17,728
Cash flows from/(used in) Investing Activities:
Vessel Acquisitions	(209,562)	0
Net cash used in Investing Activities	(209,562)	0
Cash flows from/(used in) Financing Activities:
Decrease/(increase) in restricted cash	(2,000)	3,942
Payment of IPO issuance costs	(1,740)	0
Issuance of common units, net of issuance costs paid	121,045	0
Issuance of general partner units	126	0
Preferential deemed dividend (Notes 3(c) and 8)	(25,508)	0
Distributions paid	(16,188)	0
Proceeds from long-term debt	340,000	0
Repayment of long-term debt	(219,085)	(21,670)
Repayment of loan to related party	(5,500)	0
Payment of deferred finance fees	(800)	0
Net cash provided by/(used in) Financing Activities	190,350	(17,728)
Net increase in cash and cash equivalents	13,946	0
Cash and cash equivalents at beginning of the period	5,677	0
Cash and cash equivalents at end of the period	$ 19,623	$ 0